Note 11 - Stock Incentive Plan - Summary of the Status of the Company's Non-vested Shares (Details) - Restricted Stock [Member]	12 Months Ended
Dec. 31, 2019 $ / shares shares
Non-vested (in shares) | shares	21,948
Non-vested, weighted average grant date fair value (in dollars per share) | $ / shares	$ 10.16
Granted (in shares) | shares	15,444
Granted, weighted average grant date fair value (in dollars per share) | $ / shares	$ 5.84
Vested (in shares) | shares	(14,108)
Vested, weighted average grant date fair value (in dollars per share) | $ / shares	$ 11.01
Non-vested (in shares) | shares	23,284
Non-vested, weighted average grant date fair value (in dollars per share) | $ / shares	$ 6.77